Warranty Liability (Tables)	12 Months Ended
Mar. 31, 2021
Warranty Provision Abstract
Schedule of Warranty Liability
	For the Years Ended
	March 31, 2021	March 31, 2020

Opening balance	$695,147	$336,571
Warranty additions	311,863	462,370
Warranty disbursements	(64,871)	(100,078)
Foreign exchange translation	7,612	(3,716)
Total	$949,751	$695,147

Current portion	$101,294	$121,944
Long term portion	848,457	573,203
Total	$949,751	$695,147